Share-based compensation - Narrative (Details) SFr in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023 CHF (SFr) yr year	Dec. 31, 2022 CHF (SFr) year	Dec. 31, 2021 CHF (SFr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation			SFr 27.3	SFr 38.3	SFr 183.2
Expense from equity-settled share-based payment transactions			SFr 31.8	SFr 33.8
Average expected fluctuation in expense recognition	10.00%	7.50%
LTPP 2018 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
LTIP 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			0 years	0 years
LTIP 2018 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements anniversary of grant date options may be exercised | yr			5
LTIP 2020 | Class A shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			0 years	0 years
LTIP 2020 | Class B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			0 years	0 years
LTIP 2020 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements anniversary of grant date options may be exercised | yr			7
LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions			SFr 24.4	SFr 32.7
LTIP 2021 | RSUs | First anniversary of granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			34.00%
LTIP 2021 | RSUs | First anniversary of granting date | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.00%
LTIP 2021 | RSUs | Each quarter following the 1st anniversary of granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			8.25%
LTIP 2021 | RSUs | Granting date | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.00%
LTIP 2021 | RSUs | Second anniversary of granting date | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.00%
LTIP 2021 | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements anniversary of grant date options may be exercised | yr			3
LTIP 2021 | PSUs | Performance cycle 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			24 months
Vesting requirements for share-based payment arrangement, performance cycle			2 years
LTIP 2021 | PSUs | Performance cycle 1 | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, performance cycle			2 years
LTIP 2021 | PSUs | Performance cycle 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			36 months
Vesting requirements for share-based payment arrangement, performance cycle			3 years
LTIP 2021 | PSUs | Performance cycle 2 | Executive board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, performance cycle			3 years
SLIA 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of awards granted | year			1.5	4.0
SLIA 2019 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					6 months
Other share-based compensation plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions			SFr 7.4	SFr 1.1